SHARE BASED COMPENSATION	12 Months Ended
Dec. 31, 2021
SHARE BASED COMPENSATION
SHARE BASED COMPENSATION

13.  SHARE BASED COMPENSATION

2011 Share Incentive Plan

On February 1, 2011, the Board of Directors approved the Company 2011 Share Incentive Plan (‘‘2011 Plan’’). The 2011 Plan provides for the grant of options, restricted shares, and other share-based awards.

The Company recognized compensation cost on the share options to employees under 2011 Plan on a straight-line basis over the requisite service period. The options granted during 2012 and 2013 vest ratably over 48 months and the options granted during 2014 vest on the first anniversary of the date of grant.

On July 27, 2015, the Board of Directors approved to grant 28,841,700 Restricted Share Units (“RSUs”) awards pursuant to the 2011 Plan. Each RSU represents the contingent right of the participant to receive an ordinary share. Each RSU is an agreement to issue ordinary share at the time the award vests with zero exercise price. The issued RSUs will vest 50%, and 50%, respectively, on each anniversary of the grant date. The Company recognizes share-based compensation cost on the RSUs on a straight-line basis over the vesting period from the grant date.

On September 1, 2015, the Board of Directors approved that all 3,312,618 unvested options and 28,639,900 RSUs granted under the 2011 Plan became vested and exercisable as of September 1, 2015. Meanwhile, the Board of Directors also approved that all vested and accelerated vested options and RSUs shall be exercised within 2 years from the acceleration date, i.e. September 1, 2017, which was subsequently extended by another 1 year approved by the Company on June 20, 2017. On August 31, 2018, the Company approved to extend the expiration date of these Accelerated Awards by another 1 year to September 1, 2019. On August 31, 2019, the Company approved to extend the expiration date of these Accelerated Awards by another 1 year to September 1, 2020. An amendment to an existing stock option to extend the exercise period is considered a modification of stock option. The incremental value of the stock option granted to the current employees is recorded as additional compensation cost and the fair value of the modified stock option granted to former employees is record as financial liability when it is material.

On July 1, 2016, under the 2011 Plan, the Board of Directors approved to grant 32,028,700 share options with exercise price of $0.20 per share to its employees and management. 40%, 30% and 30% of the shares subject to the options shall vest on the second, third and fourth anniversary of the vesting commencement date, respectively, provided that the optionee continues to be a service provider to the Company.

On July 1, 2016, the Board of Directors also approved to grant 10,430,000 RSUs awards pursuant to the 2011 Plan. Each RSU represents the contingent right of the participant to receive an ordinary share. Each RSU is an agreement to issue ordinary shares at the time the award vests with zero exercise price. The issued RSUs will vest 100% when the following two conditions are both met: a) on and after the first anniversary of the grant date and b) the market price of the Company’s ADS is not less than $7 per ADS. As the second condition was not met, nil RSU was vested as of December 31, 2019. The Company recognizes share-based compensation cost on the RSUs ratably over the 12 months from the grant date.

On July 9, 2020, the Board of Directors also approved to grant 550,001 RSUs awards pursuant to the 2011 Plan. Each RSU represents the contingent right of the participant to receive an ordinary share. Each RSU is an agreement to issue ordinary shares at the time the award vests with zero exercise price. The issued RSUs has a four-year time-based vesting schedule with a one-year cliff. After the cliff, 1/12 of the remaining granted shares vest each quarter until the four-year vesting period is over. The Company recognizes share-based compensation cost on the RSUs ratably over the 4 years from the grant date.

On January 3, 2021, the management approved to grant 123,000 RSUs awards pursuant to the 2011 Plan. Each RSU represents the contingent right of the participant to receive an ordinary share. Each RSU is an agreement to issue ordinary shares at the time the award vests with zero exercise price. The issued RSUs can be exercised immediately.

13.  SHARE BASED COMPENSATION (CONTINUED)

2011 Share Incentive Plan (continued)

On January 25, 2021, the management also approved to grant 224,000 RSUs awards pursuant to the 2011 Plan. Each RSU represents the contingent right of the participant to receive an ordinary share. Each RSU is an agreement to issue ordinary shares at the time the award vests with zero exercise price. The issued RSUs can be exercised immediately.

On March 1, 2021, due to a big change in the Company's major shareholders, the management announced that all motivated employees could accelerate the exercise of all RSUs that had been granted but had not yet reached the exercise period, with zero exercise price.

2020 Share Incentive Plan

On November 24, 2020, the Board of Directors approved the Company 2020 Share Incentive Plan (“2020 Plan”). The 2020 Plan permits the awards of options, restricted shares, restricted share units or other types of awards approved by compensation committee of the board.

The Company recognized compensation cost on the share options to employees under 2020 Plan on a straight-line basis over the requisite service period.

On November 24, 2020, the Board of Directors also approved to grant 205,600 RSUs awards pursuant to the 2020 Plan. Each RSU represents the contingent right of the participant to receive an ordinary share. Each RSU is an agreement to issue ordinary shares at the time the award vests with zero exercise price. The issued RSUs issued RSUs has a four-year time-based vesting schedule with a one-year cliff. After the cliff, 1/12 of the remaining granted shares vest each quarter until the four-year vesting period is over. The Company recognizes share-based compensation cost on the RSUs ratably over the 4 years from the grant date.

On January 3, 2021, the management also approved to grant 140,000 RSUs awards pursuant to the 2020 Plan. Each RSU represents the contingent right of the participant to receive an ordinary share. Each RSU is an agreement to issue ordinary shares at the time the award vests with zero exercise price. The issued RSUs can be exercised immediately.

On January 25, 2021, the management also approved to grant 100,000 RSUs awards pursuant to the 2020 Plan. Each RSU represents the contingent right of the participant to receive an ordinary share. Each RSU is an agreement to issue ordinary shares at the time the award vests with zero exercise price. The issued RSUs can be exercised immediately.

On March 1, 2021, due to a big change in the Company's major shareholders, the management announced that all motivated employees could accelerate the exercise of all RSUs that had been granted but had not yet reached the exercise period, with zero exercise price.

On April 30, 2021, the management also approved to grant 20,000 RSUs awards pursuant to the 2020 Plan. Each RSU represents the contingent right of the participant to receive an ordinary share. Each RSU is an agreement to issue ordinary shares at the time the award vests with zero exercise price. The issued RSUs can be exercised immediately.

2021 Share Incentive Plan

On August 24, 2021, the Board approved the Company 2021 Share Incentive Plan (“2021 Plan’’). The 2021 Plan permits the awards of restricted shares, restricted share units or other types of awards approved by compensation committee of the board.

The Company recognized compensation cost on the share options to employees under 2021 Plan on a straight-line basis over the requisite service period.

13.  SHARE BASED COMPENSATION (CONTINUED)

2021 Share Incentive Plan (continued)

On August 25, 2021, the management approved to grant 1,099,443 RSUs awards pursuant to the 2021 Plan. Each RSU represents the contingent right of the participant to receive an ordinary share. Each RSU is an agreement to issue ordinary shares at the time the award vests with zero exercise price. According to the decision of management, 527,777 RSUs can be exercised immediately, 50% of the rest 571,666 RSUs has a six months time-based vesting schedule, 50% of the rest 571,666 RSUs has a twelve months time-based vesting schedule.

1.   Restricted Shares Award Granted to Employees

The following table summarizes the Company’s restricted shares award issued under the 2011 Plan for the year ended December 31, 2021(one share of RSU, or ADR equals to 360 shares of ordinary share ):

	Outstanding RSUs
	Number of Shares	Grant date Fair value
		(US$)
Unvested as of January 1, 2021	50,001	2.54
Grant	347,000	3.38
Vested and transfer to grantee	(691,000)	2.89
Forfeited and expected Forfeit	(43,500)	2.540
Unvested as of December 31, 2021	112,501	2.43

(a)	Restricted Shares Award Granted to Employees (continued)

The following table summarizes the Company's restricted shares award issued under the 2020 Plan for the year ended December 31, 2021(one share of RSU, or ADR equals to 360 shares of ordinary share):

	Outstanding RSUs
	Number of Shares	Grant date Fair value
		US$
Unvested as of January 1, 2021	205,600	2.84
Grant	260,000	3.57
Vested and transfer to grantee	(362,800)	3.36
Forfeited and expected Forfeit	(102,800)	2.84
Unvested as of December 31, 2021	—	—

(a)Restricted Shares Award Granted to Employees (continued)

The following table summarizes the Company's restricted shares award issued under the 2021 Plan for the year ended December 31, 2021(one share of RSU, or ADR equals to 360 shares of ordinary share):

	Outstanding RSUs
	Number of Shares	Grant date Fair value
		US$
Unvested as of January 1, 2021	—	—
Grant	1,099,443	2.95
Vested and transfer to grantee	(1,099,443)	2.95
Forfeited and expected Forfeit	—
Unvested as of December 31, 2021	—

13.  SHARE BASED COMPENSATION (CONTINUED)

(b)   Options Granted to Employees

The following table summarizes the Company’s employee share options under 2011 Plan for the year ended December 31, 2021:

Weight
		Weight	Weight	average
		average	average	remaining	Aggregate
	Number of	exercise	grant date	contractual	Instrinsic
	Share	price	fair value	life	value
		US$	US$	US$	US$
Outstanding as of January 1, 2021	6,982,920	0.004	0.10	0.17	46,017
Grant	—	—	—	—	—
Exercised	(3,602,880)	0.012	0.005	—	28,038
Forfeited and expected Forfeit	(3,380,040)	—	—	—	—
Vested and expect to vest as of December 31, 2021	—	—	—	—	—
Exercisable as of December 31, 2021	—	—	—	—	—

$nil, $286,132 ($182 common stock and $285,950 additional paid-in capital) and $nil share-based compensation charged to operating expenses of continuing operations for the years ended December 31, 2019, 2020 AND 2021 under 2011 Plan.

The share-based compensation of $53,967 was credited to operating expenses of discontinued operations for the years ended December 31, 2019 under 2011 Plan, respectively. The July 1, 2016 grants of both the 32,028,700 share options and the 10,430,000 RSUs require participants have continuous employment to qualify for vesting of their benefits under the 2011 Plan. Accordingly, during the year ended December 31, 2019, the credit to operating expenses of discontinued operations of $53,967 is net of forfeitures related to terminated employees of $248,463 which represents prior charges for benefits that will never be received by the former employees. In addition, during the year ended December 31, 2019, the net credit of $53,967 includes a reduced charge of discontinued operations of $194,496 for the cost at benefits for remaining continuing employees (not terminated employees) still qualifying for benefits under the 2011 Plan.

On September 1, 2015, the Board of Directors approved that all 3,312,618 unvested options and 28,639,900 RSUs granted under 2011 Plan became vested and exercisable (“Accelerated Awards”) as of September 1, 2015. This was

accounted for as a modification. The share-based compensation of $7,503,976 from this modification was a one-time charge to operating expenses of discontinued operations for the year ended December 31, 2015. As all batches of options and RSUs outstanding as of September 1, 2015 were immediately vested on that date, the actual forfeiture rates were trued up, which resulted a reversal of $327,376 share-based compensation in discontinued operations for the year ended December 31, 2015.

On June 20, 2017, the Company approved to extend the expiration date of these Accelerated Awards by another 1 year to September 1, 2018, which was accounted for as a modification. The share-based compensation of $32,491 from this modification was a one-time charge to operating expenses of discontinued operations for the year ended December 31, 2017.

On August 31, 2018, the Company approved to extend the expiration date of these Accelerated Awards by another one year to September 1, 2019. On August 31, 2019, the Company approved to extend the expiration date of these Accelerated Awards by another one year to September 1, 2020.

13.  SHARE BASED COMPENSATION (CONTINUED)

On August 31,2020, the Company approved to extend the expiration date of these Accelerated Awards to February 28, 2021. 270,720 shares of the 15,760,449 Accelerated Awards were excised and 8,506,809 shares were forfeited in 2020. 3,602,880 shares of the 6,982,920 Accelerated Awards were excised and the remaining 3,380,040 shares were forfeited after February 28, 2021, the extended expiration date.

The aggregated intrinsic value of stock options outstanding and exercisable as of December 31, 2019 and 2020 was calculated based on the closing price of the Company’s ordinary shares, $1.64 per ADS ($0.005 per ordinary share) and $3.05 per ADS ($0.008 per ordinary share) at December 31, 2019 and 2020, respectively. The total intrinsic value of stock options exercised during the years ended December 31, 2019 and 2020 was $280 and $9,399 respectively.

As of December 31, 2021, no unrecognized share-based compensation related to RSUs issued to employees and unrecognized share-based compensation related to share options of continuing operations remained.

The fair value of the options granted/modified was estimated on the date of grant/modification with the assistance of an independent third-party appraiser, and was determined using a binomial pricing model with the following assumptions:

	September 1,	July 1,	June 20,
	2015	2016	2017

Expected volatility (1)	60.3% - 65.1%	54.8%	41.0%
Risk-free interest rate (2)	0.47% - 0.88%	1.46%	1.25%
Expected dividend yield (3)	nil	nil	nil
Exercise price (4)	$0.01 -$0.20	$0.20	$0.01 -$0.20
Fair value of the underlying ordinary shares (5)	$0.38	$0.20	$0.12
(1)	Volatility

The volatility of the underlying ordinary shares during the life of the options was estimated based on average historical volatility of comparable companies for the period before the valuation date with lengths equal to the life of the options.

(2)	Risk-free rate

Risk free rate is estimated based on yield to maturity of PRC international government bonds with maturity term close to the life of the options.

(3)	Dividend yield

The dividend yield was estimated by the Company based on its expected dividend policy over the life of the options.

(4)	Exercise price

The exercise price of the options was determined by the Company's Board of Directors.

(5)	Fair value of underlying ordinary shares

13.  SHARE BASED COMPENSATION (CONTINUED)

The estimated fair value of the ordinary shares underlying the options as of the respective valuation dates was determined based on a contemporaneous valuation. When estimating the fair value of the ordinary shares on the valuation dates, management has considered a number of factors, including the result of a third-party appraisal and equity transactions of the Company, while taking into account standard valuation methods and the achievement of certain events. The fair value of the ordinary shares in connection with the option grants on the valuation dates was determined with the assistance of an independent third-party appraiser.

After the Company listed on NASDAQ in April 2015, the closing market price of the ordinary shares of the Company as of the grant/modification date was used as the fair value of the ordinary shares on that date.